Shareholder Report, Average Annual Return (Details) 74200004300_Franklin U.S. Core Equity -IU- Fund_Single Class_TSR Annual {Class A}	12 Months Ended	60 Months Ended	83 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Franklin U.S. Core Equity (IU) Fund
Average Annual Return, Percent	21.25%	13.41%	16.69%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Average Annual Return, Percent	19.60%	11.82%	15.66%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	19.56%	12.86%	16.25%